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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Aerospace/Defense: 2.4%
448,900		Boeing Co.	$33,384,693
264,800	L	Lockheed Martin Corp.	26,294,640
			59,679,333
		Agriculture: 3.2%
1,125,738		Altria Group, Inc.	24,991,384
1,125,738	@	Philip Morris International, Inc.	56,939,828
			81,931,212
		Apparel: 0.4%
162,850	L	Nike, Inc.	11,073,800
			11,073,800
		Banks: 7.0%
628,300	L	Associated Banc-Corp.	16,731,629
1,306,855		Bank of America Corp.	49,542,873
237,550	L	Cullen/Frost Bankers, Inc.	12,599,652
475,300	L	PNC Financial Services Group, Inc.	31,165,421
463,200		State Street Corp.	36,592,800
973,900		US Bancorp.	31,515,404
			178,147,779
		Beverages: 2.3%
124,200		Anheuser-Busch Cos., Inc.	5,893,290
475,000		Coca-Cola Co.	28,913,250
328,450		PepsiCo, Inc.	23,714,090
			58,520,630
		Chemicals: 0.7%
268,500	L	Eastman Chemical Co.	16,767,825
			16,767,825
		Commercial Services: 0.9%
373,896	@, L	Visa, Inc.	23,316,155
			23,316,155
		Computers: 2.5%
1,083,000	@, L	Cognizant Technology Solutions Corp.	31,222,890
1,458,500	@	EMC Corp.	20,914,890
522,250	L	Seagate Technology, Inc.	10,935,915
2,600		Seagate Technology, Inc. - Escrow	—
			63,073,695
		Cosmetics/Personal Care: 3.3%
594,100	L	Avon Products, Inc.	23,490,714
866,792		Procter & Gamble Co.	60,736,115
			84,226,829
		Diversified Financial Services: 5.3%
2,312,576	L	Citigroup, Inc.	49,535,378
1,436,253		Invesco Ltd.	34,987,123
781,450		JPMorgan Chase & Co.	33,563,278
278,640	L	Nyse Euronext	17,194,874
			135,280,653
		Electric: 2.9%
686,531	@, L	NRG Energy, Inc.	26,767,844
621,500		NSTAR	18,912,245
717,200		PG&E Corp.	26,407,304
			72,087,393
		Electronics: 0.5%
315,900	L	Amphenol Corp.	11,767,275
			11,767,275
		Engineering & Construction: 0.9%
385,040	@, @@, L	Foster Wheeler Ltd.	21,800,965
			21,800,965
		Entertainment: 0.6%
389,700	L	International Game Technology	15,669,837
			15,669,837
		Environmental Control: 0.7%
363,800	@, L	Stericycle, Inc.	18,735,700
			18,735,700
		Food: 1.3%
1,083,383		Kraft Foods, Inc.	33,595,707
			33,595,707
		Healthcare - Products: 5.6%
832,990	@@	Covidien Ltd.	36,859,808
927,160		Johnson & Johnson	60,144,869
1,028,600	@, L	St. Jude Medical, Inc.	44,425,234
			141,429,911
		Holding Companies - Diversified: 1.0%
754,149	@, @@	GEA Group AG	25,407,280
			25,407,280
		Household Products/Wares: 0.6%
216,250		Kimberly-Clark Corp.	13,958,938
			13,958,938

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 1.9%
551,400	L	Protective Life Corp.	$22,364,784
543,100		Travelers Cos., Inc.	25,987,335
			48,352,119
		Internet: 3.0%
1,075,200	@	eBay, Inc.	32,083,968
98,695	@	Google, Inc. - Class A	43,472,187
			75,556,155
		Iron/Steel: 0.8%
161,300	L	United States Steel Corp.	20,464,131
			20,464,131
		Machinery - Diversified: 1.3%
541,546	L	Roper Industries, Inc.	32,189,494
			32,189,494
		Metal Fabricate/Hardware: 1.0%
256,950		Precision Castparts Corp.	26,229,456
			26,229,456
		Mining: 1.9%
511,200		Alcoa, Inc.	18,335,484
302,700		Freeport-McMoRan Copper & Gold, Inc.	29,125,794
			47,461,278
		Miscellaneous Manufacturing: 2.3%
1,566,981	L	General Electric Co.	57,993,967
			57,993,967
		Oil & Gas: 9.5%
297,200		Apache Corp.	35,907,704
1,441,715		ExxonMobil Corp.	121,940,255
585,700	@@, L	Royal Dutch Shell PLC ADR - Class A	40,401,586
388,600	L	Sunoco, Inc.	20,389,842
373,200		XTO Energy, Inc.	23,086,152
			241,725,539
		Oil & Gas Services: 4.0%
1,334,100	L	BJ Services Co.	38,035,191
986,500	L	Halliburton Co.	38,799,045
286,400		Schlumberger Ltd.	25,060,086
			101,894,322
		Pharmaceuticals: 7.4%
934,750		Abbott Laboratories	51,551,463
308,100		AmerisourceBergen Corp.	12,625,938
577,900	@, L	Hospira, Inc.	24,716,783
1,388,500		Merck & Co., Inc.	52,693,575
750,300	L	Pfizer, Inc.	15,703,779
676,450	@@, L	Teva Pharmaceutical Industries Ltd. ADR	31,245,226
			188,536,764
		Retail: 5.3%
491,700		CVS Caremark Corp.	19,918,767
956,550	L	Home Depot, Inc.	26,754,704
335,400	@, L	Kohl’s Corp.	14,385,306
178,550		McDonald’s Corp.	9,957,734
674,750	L	TJX Cos., Inc.	22,313,983
781,300		Wal-Mart Stores, Inc.	41,158,884
			134,489,378
		Semiconductors: 3.2%
2,492,650		Intel Corp.	52,794,327
2,795,798	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,712,845
			81,507,172
		Software: 4.8%
514,350	@, L	Adobe Systems, Inc.	18,305,717
257,950	@, L	Ansys, Inc.	8,904,434
2,474,611		Microsoft Corp.	70,229,454
1,220,150	@	Oracle Corp.	23,866,134
			121,305,739
		Telecommunications: 7.1%
679,400		AT&T, Inc.	26,021,020
2,075,550	@	Cisco Systems, Inc.	50,000,000
1,114,550		Qualcomm, Inc.	45,696,550
1,179,300	L	Qwest Communications International, Inc.	5,342,229
1,101,700	L	Sprint Nextel Corp.	7,370,373
1,240,000		Verizon Communications, Inc.	45,198,000
			179,628,172
		Toys/Games/Hobbies: 1.1%
55,200	@@	Nintendo Co., Ltd.	28,880,895
			28,880,895
		Transportation: 1.3%
263,000		Union Pacific Corp.	32,974,940
			32,974,940
		Total Common Stock
		(Cost $2,384,480,298)	2,485,660,438
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
509,800	L	Financial Select Sector SPDR Fund	12,678,726

		Total Exchange-Traded Funds
		(Cost $12,274,446)	12,678,726

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CONVERTIBLE BONDS: 0.0%
		Electric: 0.0%
$20,000,000	L	Mirant Corp. - Escrow (In Default), Discount Note, due 06/15/21		$—
		Total Convertible Bonds
		(Cost $-)		—
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
10,000,000		Southern Energy - Escrow, Discount Note, due 07/15/09		—
		Total Corporate Bonds/Notes
		(Cost $-)		—
		Total Long-Term Investments
		(Cost $2,396,754,744)		2,498,339,164
SHORT-TERM INVESTMENTS: 12.6%
		Commercial Paper: 1.3%
34,000,000		Concord Minutemen Capital Co., LLC, 3.150%, due 04/01/08		33,997,025
		Total Commercial Paper
		(Cost $33,997,025)		33,997,025

Shares				Value
		Mutual Fund: 0.2%
4,425,000	**	ING Institutional Prime Money Market Fund		$4,425,000
		Total Mutual Fund
		(Cost $4,425,000)		4,425,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$6,594,000		Goldman Sachs Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $6,594,412 to be received upon repurchase (Collateralized by $6,638,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $6,726,507, due 09/16/08)		$6,594,000
		Total Repurchase Agreement
		(Cost $6,594,000)		6,594,000
		Securities Lending Collateral(cc): 10.8%
273,593,000		Bank of New York Mellon Corp. Institutional Cash Reserves		273,593,000
		Total Securities Lending Collateral
		(Cost $273,593,000)		273,593,000
		Total Short-Term Investments
		(Cost $318,609,025)		318,609,025
		Total Investments in Securities
		(Cost $2,715,363,769)*	111.1%	$2,816,948,189
		Other Assets and Liabilities - Net	(11.1)	(280,820,644)
		Net Assets	100.0%	$2,536,127,545

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $2,728,426,961.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$206,216,259
		Gross Unrealized Depreciation		(117,695,031)
		Net Unrealized Appreciation		$88,521,228

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,502,764,164	$—
Level 2- Other Significant Observable Inputs	40,591,025	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,543,355,189	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008